Basic and Diluted Net Earnings (Loss) Per Share - Computation of Basic and Diluted Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Basic net earnings (loss) per share calculation: Numerator
Net income (loss)	¥ (1,034,510)	$ (148,598)	¥ 122,432	¥ 375,816
Basic net earnings (loss) per share calculation: Denominator
Weighted-average ordinary shares outstanding	2,153,172,769	2,153,172,769	1,964,499,660	1,971,589,429
Basic net earnings (loss) per share (RMB cent per share) | (per share)	¥ (48.05)	$ (6.90)	¥ 6.23	¥ 19.06
Diluted net earnings (loss) per share calculation: Numerator
Net income (loss)	¥ (1,034,510)	$ (148,598)	¥ 122,432	¥ 375,816
Diluted net earnings (loss) per share calculation: Denominator
— Basic	2,153,172,769	2,153,172,769	1,964,499,660	1,971,589,429
Add: weighted-average RSUs			13,661,413
Weighted-average number of shares used in calculating diluted net earnings (loss) per share	2,153,172,769	2,153,172,769	1,978,161,073	1,971,589,429
Diluted net earnings (loss) per share (RMB cent per share) | (per share)	¥ (48.05)	$ (6.90)	¥ 6.19	¥ 19.06